Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates	12 Months Ended
Dec. 31, 2022
Land and buildings [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	2.50%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	6 – 33 (mainly 7)
Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	13 – 15 (mainly 15)
Bottom of range [member] | Computers, software, and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	20.00%
Top of range [member] | Computers, software, and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates	33.00%